SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
8.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date of the issuance of this report.

In April, 2014, we announced distribution of CytoSorb® in the Middle East, including Saudi Arabia, the United Arab Emirates, Kuwait, Qatar, Bahrain, and Oman (the Gulf Cooperation Council or GCC) and Yemen, Iraq, and Jordan through an exclusive agreement with Techno Orbits. This multi-year agreement is subject to annual minimum guaranteed orders of CytoSorb® to maintain exclusivity.

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

On March 7, 2014, the Company entered into subscription agreements with certain investors providing for the issuance and sale by the Company (the "Offering") of 40,800,000 units (the "Units") for an aggregate purchase price of $10,200,000.  Each Unit is comprised of one share of the Company's common stock, priced at $0.25 per share, par value $0.001 per share and a warrant to purchase 0.50 shares of common stock at an exercise price of $0.3125 per share. The warrants are convertible into a total of 20,400,000 shares of common stock. Each warrant is exercisable for a period of five (5) years beginning on March 11, 2014, the date of the closing of the sale of these securities, and are only exercisable for cash if at the time of exercise there is an effective registration statement registering the warrants and shares underlying the warrants.

The Company received net proceeds from the Offering of approximately $9,451,000 million. The net proceeds received by the Company from the Offering will be used for building additional sales and marketing infrastructure, clinical studies, working capital and general corporate purposes.

The Company conducted the Offering pursuant to a registration statement on Form S-1 (File No. 333-193053) which was declared effective by the Securities and Exchange Commission on February 14, 2014 and an additional registration statement on Form S-1 (File No. 333-194394) to register an additional amount of securities having a proposed maximum aggregate offering price of $2,762,500, which increased the total registered amount to $16,575,000 assuming the full cash exercise of the warrants for cash. The Company filed a final prospectus on March 7, 2014, disclosing the final terms of the Offering.

In connection with the Offering, on March 7, 2014, the Company entered into a placement agency agreement with Brean Capital, LLC pursuant to which the placement agent agreed to act as the Company's exclusive placement agent for the Offering and sale of the Units.

In connection with the successful completion of the Offering, the placement agent received an aggregate cash placement agent fee equal to 6% of the gross proceeds of the sale of the Units in the Offering and a warrant to purchase 1,224,000 shares of Common Stock at an exercise price of $0.30 per share exercisable for five years from the effective date of the placement agency agreement. The placement agent warrant contains piggy-back registration rights which expire on the fifth anniversary of the effective date of the registration statement. We have also agreed to reimburse the placement agent for actual out-of-pocket expenses up to a maximum of 2% of gross proceeds from the transaction. We also granted the placement agent a right of first refusal to participate in any subsequent offering or placement of our securities that takes place within twelve months following the effective date of the registration statement.

To date, in 2014, the Company received approximately $300,000 as proceeds from the sale of 2,425,709 shares of Common Stock per the terms of the Purchase Agreement with Lincoln Park Capital at an average price of approximately $0.124 per share of Common Stock. Per the terms of the Purchase Agreement the Company also issued an additional 57,690 shares of Common Stock as additional Commitment Fee shares.

In January, 2014, in connection with a settlement of a dispute over funds due in connection with a financial transaction, we paid $100,000 to a former Consultant to the Company. Both parties to the settlement, the Company and the Consultant, have agreed to discharge the other party from any and all claims, demands, actions, or other and expenses that each may have ever had against each other. This $100,000 charge to Additional paid-in capital was included in the December 31, 2013 financial statements.

As an approved participant of the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority, in February 2014 the Company received $458,279 from the sale of our prior unused net operating loss carryovers.